Deferred income (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Deferred Income 1		15,000,000
Deferred Income 2		45,029,000
Deferred Income 3		1,000,000
Deferred Income 4		8,672,000
Deferred Income 5	1,392,000
Deferred Income 6		4,822,000
Deferred Income 7	774,000
Deferred Income 8		374,000
Deferred Income 9		1,374,000
Deferred Income 10		1,312,000
Deferred Income 11	$ 211,000